Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Unamortized discount	$ 3,905,833	$ 4,257,358	$ 0
Net unamortized discount	2,622,106	0
Debt issuance costs	$ 481,238	$ 0
Series A Redeemable Preferred stock, par value	$ 0.0001
Series A Redeemable Preferred stock, shares authorized	10,000,000
Series A Redeemable Preferred stock, shares issued	100,000	0
Series A Redeemable Preferred stock, shares outstanding	100,000	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,758,530	429,308	317,183
Common stock, shares outstanding	2,758,530	429,308	317,183